Financial statements of Barclays Bank PLC - Balance sheet (Parenthetical) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Condensed Balance Sheet Statements, Captions [Line Items]
Profit (loss) after tax	£ 835	£ (1,154)	[1]
Barclays Bank PLC [member]
Condensed Balance Sheet Statements, Captions [Line Items]
Profit (loss) after tax	£ 693	£ 608

[1]

Following the sale of the UK banking business on 1 April 2018 by the Group, the continuing operations for 2016 and 2017 have been restated to disclose the UK banking business as a discontinued operation. Further detail on the discontinued operations can be found in Note 3 on pages 00 to 00.